February 28, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: Rule 24f-2 Notice for Keystone Tax Free Fund (the "Fund") Registration Statement No. 2-58699/811-2740; CIK #0000216494

Dear Sirs/Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, I have enclosed one (1) copy of the Fund's Form 24f-2 for the fiscal year ended December 31, 1995. No filing fee is payable with respect to Fund shares sold in reliance on Rule 24f-2 during the Fund's fiscal year ended December 31, 1995.

         Please indicate your receipt of this transmission through your acknowledgement to the Compuserve Mailbox number provided.

         If you have any questions or would like further information, please call me at (617) 338-3433.

                                               Very truly yours,

                                           /s/ James M. Wall

                                               James M. Wall
                                               Assistant Secretary

101607C1

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 1. Name and address of issuer:  Keystone Tax Free Fund
                                 200 Berkeley Street
                                 Boston, MA  02116

 2. Name of each series or class of funds for which this notice is filed:

                   Shares of beneficial interest, no par value

 3. Investment Company Act File Number: 811-2740

                   Securities Act File Number: 2-58699

 4. Last day of fiscal year for which this notice is filed:

                   December 31, 1995

 5. Check box if this notice is being filed for more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                   Not Applicable

 6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                   Not Applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                   -0-

 8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                   -0-

 9. Number and aggregate sale price of securities sold during the fiscal year:

                     17,669,831
                   $133,114,586

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                     17,669,831
                   $133,114,586

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                      4,437,352
                   $ 33,258,548

12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on Rule 24f-2 (from Item
          10):                                                     $133,114,586
                                                                  -------------

    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11, if
          applicable):                                            +$ 33,258,548
                                                                  -------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):
                                                                  -$283,907,474
                                                                  -------------

    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to Rule 24e-2 (if applicable):            +     -0-
                                                                  -------------

    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on Rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                             ($117,534,330)
                                                                  -------------

    (vi)  Multiplier prescribed by Section 6(b) of the Secu-
          rities Act of 1933 or other applicable law or
          regulation                                              x 1/2900
                                                                  -------------

    (vii) Fee due [line (i) or line (v) multiplied by line
          (vi)]                                                   x     -0-
                                                                  -------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                   Not applicable

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                   Not applicable

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (Signature and Title):            /s/ James M. Wall
                                     ---------------------------
                                     Assistant Secretary

DATE: February 28, 1996

101607C1

                                                              February 28, 1996

Keystone Tax Free Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034

RE: Notice Pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act")

Dear Sir/Madam:

         I am a Senior Vice President of and General Counsel to Keystone Investment Management Company, investment adviser to Keystone Tax Free Fund (the "Fund"). You have asked for my opinion with respect to the issuance of 17,669,831 additional shares of the Fund under the Fund's Declaration of Trust, as amended (the "Declaration of Trust"), and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Form 24f-2 to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended December 31, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 26 to the Fund's Registration Statement under the Securities Act of 1933, as amended, covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, and offering Prospectus, were legally issued, fully paid, and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Declaration of Trust, a review of the minutes of the Fund's Board of Trustees, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connection with the Fund's Form 24f-2 making definite the number of such additional shares issued.

                                               Sincerely yours,

                                           /s/ Rosemary D. Van Antwerp

                                               Rosemary D. Van Antwerp
                                               Senior Vice President
                                                 and General Counsel